Income tax - Tax losses available for offsetting (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Tax Rate	27.39%	29.04%	28.34%
Accumulated tax loss (gross)	€ (527,754)	€ (358,499)	€ (246,741)
Germany
Disclosure of geographical areas [line items]
Tax Rate	30.20%
Accumulated tax loss (gross)	€ (8,961)
Morocco
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	4 years
Tax Rate	30.00%
Accumulated tax loss (gross)	€ (25,342)	(25,848)	(20,569)
Egypt
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	5 years
Tax Rate	22.50%
Accumulated tax loss (gross)	€ (90,148)	(61,942)	(17,693)
Nigeria
Disclosure of geographical areas [line items]
Tax Rate	30.00%
Accumulated tax loss (gross)	€ (203,482)	(145,143)	(82,049)
South Africa
Disclosure of geographical areas [line items]
Tax Rate	28.00%
Accumulated tax loss (gross)	€ (34,327)	(28,267)	(23,050)
Kenya
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	9 years
Tax Rate	30.00%
Accumulated tax loss (gross)	€ (64,812)	(39,135)	(28,594)
Ivory Coast
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	5 years
Tax Rate	25.00%
Accumulated tax loss (gross)	€ (27,005)	(19,962)	(18,298)
Ghana
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	3 years
Tax Rate	25.00%
Accumulated tax loss (gross)	€ (9,848)	(5,228)	(4,791)
Other
Disclosure of geographical areas [line items]
Accumulated tax loss (gross)	€ (63,829)	€ (32,974)	€ (51,697)